Retirement Benefit Obligations - Summary of Net Charge to Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	€ 61	€ (1)	€ 75
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	23	25	18
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	25	(49)	37
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	6	14	11
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	€ 7	€ 9	€ 9